Trade and other payables - Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
10% increase in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ 88	£ 92
15% increase in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	132	139
10% decrease in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(87)	(92)
15% decrease in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(131)	(138)
Discount rate, measurement input
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(16)	(22)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	18	23
1.50% (150 basis points) increase in discount rate
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(24)	(32)
1.50% (150 basis points) decrease in discount rate
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	27	34
10 cent appreciation of the US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	56	62
15 cent appreciation of the US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	86	97
10 cent depreciation of the US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(47)	(53)
15 cent depreciation of the US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(68)	(76)
10 cent appreciation of the Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	18	20
15 cent appreciation of the Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	28	31
10 cent depreciation of the Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(14)	(17)
15 cent depreciation of the Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ (21)	£ (24)